EXHIBIT 99.1

NISSAN MASTER OWNER

TRUST RECEIVABLES — 2019-A SERIES

Period	Collection	Accrual	Distribution
From	01-May-21	17-May-21	15-Jun-21
To	31-May-21	15-Jun-21
Days	29

Description of Collateral

On the Distribution Date, the Series 2019-A balances were:

Notes	$1,000,000,000.00
1,000,000,000.00
Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$265,900,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Required Overcollateralization Increase - MPR < 25%	$0.00
Incremental Overcollateralization Amount	$73,424,995.09
Series Nominal Liquidation Amount	1,339,324,995.09

Required Participation Amount	$1,339,324,995.09
Excess Receivables	($217,089,109.87)

Excess Funding Account	$256,256,404.24

Total Collateral	1,378,492,289.46
Collateral as Percent of Notes	137.85%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$3,142,858,178.39
Total Principal Collections	($1,736,591,231.04)
Investment in New Receivables	$1,305,260,583.44
Receivables Added for Additional Accounts	$0.00
Repurchases	($44,107,443.33)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($608,566,790.47)
Less Servicing Adjustment	($559,895.05)

Ending Balance	$2,058,293,401.94

SAP for Next Period	54.52%

Average Receivable Balance	$2,293,159,639.08
Monthly Payment Rate	75.73%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$5,825,460.78
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$5,825,460.78

Series Allocation Percentage at Month-End	54.52%
Floating Allocation Percentage at Month-End	74.05%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
2/15/2022	8/1/2021	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	29
LIBOR	0.100880%
Applicable Margin	0.560000%
	0.660880%

	Actual	Per $1000
Interest	532,375.56	0.53
Principal	—	—

		0.53
Total Due Investors	532,375.56
Servicing Fee	1,060,593.45

Excess Cash Flow	758,992.95

Reserve Account
Required Balance	$18,988,500.00
Amt. to Cover Shortfall	—
Deposit to Reserve	—
Current Balance	$18,988,500.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.00%
Pass / Fail	PASS

Seller’s Interest (calculated in accordance with Regulation RR)

Seller’s Interest*	23.50%

*	Calculated using the Pool Balance as of the last day of the related Collection Period and funds in any Accumulation Account on the Distribution Date.